Inventories - Additional Information (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
Inventory Disclosure [Abstract]
Inventory Adjustments	$ 7,200		$ 7,200	$ 800
Inventory Write-down/ Write-up	$ 205,343	$ 98,330	$ 205,300